Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Strategic Series
Entity Central Index Key	0000872625
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series E
Class Name	Advisor Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series E for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series E1	$0	0.00%
[1],[2]
Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Franklin Templeton SMACS: Series E returned 12.34%. The Fund compares its performance to the MSCI USA High Dividend Yield Index, which returned 6.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Information technology (IT), industrials, and materials sectors led absolute returns during the period.
↑	Boeing and Broadcom added value within industrials and IT, respectively, while Philip Morris International contributed within consumer staples.
↑	Selection within the industrials and IT sectors assisted relative returns, as did an underweight allocation to consumer staples.

Top detractors from performance:
↓	The energy sector detracted from absolute returns.
↓	In terms of individual issuers, PepsiCo and Target hindered performance within consumer staples. UnitedHealth Group also detracted within health care.
↓	Relative returns were weakened by selection and underweight positioning within the financials and health care sectors, as well as selection within energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series E	12.34	14.02	12.66
Russell 3000 Index	15.84	14.11	16.06
MSCI USA High Dividend Yield Index	6.68	10.44	9.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 413,849,433
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	103.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$413,849,433
Total Number of Portfolio Holdings	110
Total Management Fee Paid	$0
Portfolio Turnover Rate	103.34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series I
Class Name	Advisor Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series I for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series I1	$0	0.00%
[4],[5]
Expenses Paid, Amount	$ 0	[4]
Expense Ratio, Percent	0.00%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Franklin Templeton SMACS: Series I returned 7.57%. The Fund compares its performance to the Bloomberg High Yield Very Liquid Index and the 50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index, which returned 7.98% and 5.95%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Returns were driven by health care, in addition to securitized products and the consumer discretionary sector.
↑
The Federal Home Loan Mortgage Corporation (Freddie Mac) led returns within securitized products, while Community Health Systems contributed within health care. CommScope Holding also added value within information technology (IT).

↑	Relative performance benefited from selection and underweight allocations to the IT, consumer discretionary, and energy sectors.

Top detractors from performance:
↓	U.S. Treasuries (USTs) detracted from returns.
↓	In addition to USTs, Ardagh Holdings and Pfizer hindered results within the materials and health care sectors, respectively.
↓	Selection and underweight positioning within the communication services sector weakened relative returns, as did overweight allocations to USTs and securitized products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series I	7.57	5.77	4.19
Bloomberg U.S. Aggregate Index	3.14	-0.68	1.06
Bloomberg High Yield Very Liquid Index	7.98	4.67	5.01
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index	5.95	2.34	3.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 615,016,164
Holdings Count | $ / shares	167
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	52.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$615,016,164
Total Number of Portfolio Holdings	167
Total Management Fee Paid	$0
Portfolio Turnover Rate	52.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series CH
Class Name	Advisor Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series CH for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series CH1	$0	0.00%
[7],[8]
Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Franklin Templeton SMACS: Series CH Fund returned -1.39%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 0.19% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight allocation to 6% coupon bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight allocation to bonds five or more years to maturity
↓	Overweight allocation to bonds rated below investment-grade
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series CH	-1.39	1.29	1.56
Bloomberg Municipal Bond Index	0.08	0.40	1.26
Bloomberg Municipal Bond California Exempt Index	0.19	0.33	1.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 27,406,851
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$27,406,851
Total Number of Portfolio Holdings	64
Total Management Fee Paid	$0
Portfolio Turnover Rate	28.21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series H
Class Name	Advisor Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series H for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series H1	$0	0.00%
[10],[11]
Expenses Paid, Amount	$ 0	[10]
Expense Ratio, Percent	0.00%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Franklin Templeton SMACS: Series H returned -0.84%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.08% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to bonds rated AAA
↑	Overweight exposure to bonds rated below investment-grade
↑	Security selection in bonds rated below investment-grade

Top detractors from performance:
↓	Overweight exposure to municipal bonds with 10 or more years to maturity
↓	Security selection in AAA rated bonds
↓	Underweight exposure to AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series H	-0.84	2.28	1.99
Bloomberg Municipal Bond Index	0.08	0.40	1.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 26,831,070
Holdings Count | $ / shares	175
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,831,070
Total Number of Portfolio Holdings	175
Total Management Fee Paid	$0
Portfolio Turnover Rate	7.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.